NET LOSS PER SHARE - Schedule of Net Loss Attributable to Common Stockholders, Basic and Diluted EPS (Details) - USD ($)		3 Months Ended				12 Months Ended
	Feb. 28, 2025	Mar. 31, 2026		Mar. 31, 2025		Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net loss		$ (459,898)		$ (16,611,425)		$ (79,071,276)	$ (34,515,754)
Deemed dividend in connection with extinguishment of preferred stock through issuance of warrants		(474,058)		0
Reclassification of convertible preferred stock from mezzanine equity to liability		0		10,398,050		10,398,050	0
Deemed dividend in connection with modification of pre-funded warrants	$ (3,076,380)	0		(3,076,380)		(3,076,380)	0
Net loss available to common shareholders		$ (933,956)		$ (9,289,755)		$ (71,749,606)	$ (34,515,754)
Weighted-average shares outstanding - basic		118,226,181	[1]	6,628,195	[1]	31,912,339	1,169,797
Weighted-average shares outstanding - diluted		118,226,181	[1]	6,628,195	[1]	31,912,339	1,169,797
Net loss per share basic		$ (0.01)	[1]	$ (1.4)	[1]	$ (2.25)	$ (29.51)
Net loss per share, diluted		$ (0.01)	[1]	$ (1.4)	[1]	$ (2.25)	$ (29.51)

[1]	Amount for 2025 has been adjusted to reflect the 1-for-4.99 February 2026 Reverse Stock Split, as defined and further described in Note 2.